Schedule of Investments (unaudited)
December 31, 2020
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 0.3%
Ferrari NV	65,051	$ 14,930,506
Capital Markets — 2.7%
S&P Global, Inc.	351,442	115,529,529
Chemicals — 2.2%
International Flavors & Fragrances, Inc.	159,124	17,319,056
Linde PLC	68,573	18,069,671
Sherwin-Williams Co.	82,871	60,902,727
		96,291,454
Containers & Packaging — 0.8%
Ball Corp.	347,891	32,416,483
Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.(a)	340,151	44,930,546
Entertainment — 3.1%
Netflix, Inc.(a)	249,631	134,982,971
Equity Real Estate Investment Trusts (REITs) — 1.7%
Prologis, Inc.	105,847	10,548,712
SBA Communications Corp.	220,692	62,263,834
		72,812,546
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(a)	1,858,960	66,829,612
Intuitive Surgical, Inc.(a)	58,797	48,101,826
		114,931,438
Health Care Providers & Services — 3.5%
Humana, Inc.	146,351	60,043,425
UnitedHealth Group, Inc.	266,719	93,533,019
		153,576,444
Hotels, Restaurants & Leisure — 0.3%
Domino’s Pizza, Inc.	39,204	15,033,166
Industrial Conglomerates — 1.3%
Roper Technologies, Inc.	127,646	55,026,914
Interactive Media & Services — 9.2%
Alphabet, Inc., Class A(a)	89,001	155,986,713
Facebook, Inc., Class A(a)	496,702	135,679,118
Snap, Inc., Class A(a)	2,100,315	105,162,772
		396,828,603
Internet & Direct Marketing Retail — 13.5%
Alibaba Group Holding Ltd., ADR(a)	264,500	61,557,085
Amazon.com, Inc.(a)	124,708	406,165,226
MercadoLibre, Inc.(a)	70,714	118,461,507
		586,183,818
IT Services — 13.2%
Fidelity National Information Services, Inc.	324,103	45,847,610
Mastercard, Inc., Class A	471,198	168,189,414
PayPal Holdings, Inc.(a)	305,952	71,653,959
Shopify, Inc., Class A(a)	40,037	45,319,882
Snowflake, Inc., Class A(a)	19,307	5,432,990
Visa, Inc., Class A	890,137	194,699,666
Wix.com Ltd.(a)	169,767	42,434,959
		573,578,480
Life Sciences Tools & Services — 0.7%
Lonza Group AG, Registered Shares	47,189	30,397,587
Security	Shares	Value
Pharmaceuticals — 2.4%
AstraZeneca PLC, ADR	739,700	$ 36,977,603
Zoetis, Inc.	398,873	66,013,481
		102,991,084
Professional Services — 3.3%
CoStar Group, Inc.(a)	107,459	99,322,204
TransUnion	445,085	44,161,334
		143,483,538
Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc.	547,978	80,952,790
ASML Holding NV, Registered Shares	243,640	118,828,101
Marvell Technology Group Ltd.	1,362,432	64,770,017
NVIDIA Corp.	84,148	43,942,086
		308,492,994
Software — 21.6%
Adobe, Inc.(a)	223,275	111,664,293
Autodesk, Inc.(a)	225,279	68,786,690
Coupa Software, Inc.(a)	76,510	25,930,004
Intuit, Inc.	269,267	102,281,070
Microsoft Corp.	1,478,644	328,879,998
Palantir Technologies, Inc., Class A (Acquired 02/07/14, cost $24,978,034)(a)(b)	4,074,720	93,613,976
RingCentral, Inc., Class A(a)	174,462	66,115,864
ServiceNow, Inc.(a)	249,174	137,152,845
		934,424,740
Specialty Retail — 2.4%
Lowe’s Cos., Inc.	338,526	54,336,808
TJX Cos., Inc.	733,002	50,056,707
		104,393,515
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	1,171,292	155,418,736
Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	54,873	34,350,576
NIKE, Inc., Class B	608,090	86,026,492
		120,377,068
Total Common Stocks — 99.4% (Cost: $1,891,015,956)		4,307,032,160
Preferred Securities
Preferred Stocks — 0.5%
Interactive Media & Services — 0.5%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $20,129,982)(a)(b)(c)	183,711	20,129,214
Total Preferred Securities — 0.5% (Cost: $20,129,982)		20,129,214
Total Long-Term Investments — 99.9% (Cost: $1,911,145,938)		4,327,161,374

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	13,233,686	$ 13,233,686
Total Short-Term Securities — 0.3% (Cost: $13,233,686)		13,233,686
Total Investments — 100.2% (Cost: $1,924,379,624)		4,340,395,060
Liabilities in Excess of Other Assets — (0.2)%		(9,647,901)
Net Assets — 100.0%		$ 4,330,747,159
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $113,743,190, representing 2.6% of its net assets as of period end, and an original cost of $45,108,016.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 22,658,999	$ —	$ (9,425,313)(a)	$ —	$ —	$ 13,233,686	13,233,686	$ 1,017	$ —
SL Liquidity Series, LLC, Money Market Series(b)	43,551,040	—	(43,549,718)(a)	(1,084)	(238)	—	—	8,372(c)	—
				$ (1,084)	$ (238)	$ 13,233,686		$ 9,389	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Capital Appreciation Fund, Inc.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 14,930,506	$ —	$ —	$ 14,930,506
Capital Markets	115,529,529	—	—	115,529,529
Chemicals	96,291,454	—	—	96,291,454
Containers & Packaging	32,416,483	—	—	32,416,483
Electronic Equipment, Instruments & Components	44,930,546	—	—	44,930,546
Entertainment	134,982,971	—	—	134,982,971
Equity Real Estate Investment Trusts (REITs)	72,812,546	—	—	72,812,546
Health Care Equipment & Supplies	114,931,438	—	—	114,931,438
Health Care Providers & Services	153,576,444	—	—	153,576,444
Hotels, Restaurants & Leisure	15,033,166	—	—	15,033,166
Industrial Conglomerates	55,026,914	—	—	55,026,914
Interactive Media & Services	396,828,603	—	—	396,828,603
Internet & Direct Marketing Retail	586,183,818	—	—	586,183,818
IT Services	573,578,480	—	—	573,578,480
Life Sciences Tools & Services	—	30,397,587	—	30,397,587
Pharmaceuticals	102,991,084	—	—	102,991,084
Professional Services	143,483,538	—	—	143,483,538
Semiconductors & Semiconductor Equipment	308,492,994	—	—	308,492,994
Software	840,810,764	93,613,976	—	934,424,740
Specialty Retail	104,393,515	—	—	104,393,515
Technology Hardware, Storage & Peripherals	155,418,736	—	—	155,418,736
Textiles, Apparel & Luxury Goods	86,026,492	34,350,576	—	120,377,068
Preferred Securities	—	—	20,129,214	20,129,214
Short-Term Securities
Money Market Funds	13,233,686	—	—	13,233,686
	$ 4,161,903,707	$ 158,362,139	$ 20,129,214	$ 4,340,395,060
Portfolio Abbreviation
ADR	American Depositary Receipt
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